Earning per unit and cash distributions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			5 Months Ended	7 Months Ended
	Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2014	Aug. 12, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Post IPO net income attributable to the unitholders of Höegh LNG Partners LP	$ 2,418		$ (1,764)	$ 13,195	$ (10,786)
Less: Dividends paid or to be paid	(8,880)	[1]
Distributed Earnings	(6,462)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted	26,312,120
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings	(2,711)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted	11,040,000
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	$ 0.09
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings	(520)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted	2,116,000
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	$ 0.09
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed Earnings	$ (3,231)
Basic and diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic and Diluted	13,156,000
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	$ 0.09

[1]	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.